Seward & Kissel LLP
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Telephone: (202) 737-8833
Facsimile: (202) 737-5184

November 5, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	North Square Investments Trust
- North Square Tactical Growth Fund
- North Square Tactical Defensive Fund
- North Square Trilogy Alternative Return Fund
File Nos. 333-226989 and 811-23373

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of North Square Investments Trust (the “Registrant”).  We are making this filing to register three new series of the Registrant, North Square Tactical Growth Fund, North Square Tactical Defensive Fund and North Square Trilogy Alternative Return Fund (the “Acquiring Series”), in connection with a fund adoption transaction (the “Fund Adoption”) between Registrant, on behalf of the Acquiring Series, and Stadion Investment Trust (the “Acquired Funds Trust”), on behalf of Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund and Stadion Trilogy Alternative Return Fund (the “Acquired Stadion Funds”), that has been approved by the Acquired Funds Trust and publicly announced. It is intended that once this Registration Statement becomes effective, and upon a Joint Proxy Statement/Prospectus on Form N-14 also becoming effective, Registrant will begin furnishing proxy materials to shareholders of the Acquired Stadion Funds to approve the Fund Adoption. In this regard, we believe that it is in the best interests of all parties, including most particularly the shareholders of the Acquired Stadion Funds, to receive proxy materials as promptly as possible given the public disclosure of the Fund Adoption.

Under these circumstances and based on the following, Registrant respectfully requests that the staff (the “Staff”) of the Securities and Exchange Commission afford Post-Effective Amendment No. 14 selective review in accordance with Securities Act Release No. 6510 (February 15, 1984) (the “Selective Review Guidance”). The disclosures in the prospectus and SAI included in this Registration Statement are essentially the same as the disclosures in the prospectus and SAI included in the most recent post-effective amendment to the Registrant’s Registration Statement, Post-Effective Amendment No. 10 to the Registration Statement filed on July 28, 2020, reviewed by the Staff, and declared effective earlier this week on November 2, 2020, as well as Registrant’s Post-Effective Amendment No. 5 to the Registration Statement filed on November 27, 2019, reviewed by the Staff, and declared effective on February 25, 2020.1 The only substantive difference between Post-Effective Amendment No. 14 and the three prior amendments to the Registration Statement is the addition of disclosures for each Acquiring Series, including investment objectives and principal investments strategies, as well as principal risks, for each of the Acquiring Series. These disclosures relating to the Acquiring Series substantively conform to the corresponding disclosures with respect to investment objectives and principal investment strategies, as well as principal risks, for the Acquired Stadion Funds. The only non-substantive difference is that the language relating to principal risks has been conformed to the language regarding these principal risks used for other current series of the Registrant for consistency purposes.

 As to the Acquiring Series, we would note that the investment objectives and principal investment strategies, as well as principal risks, disclosures are essentially the same as the disclosure contained in Post-Effective Amendment No. 49 to the Acquired Fund Trust’s Registration Statement, which was reviewed by the Staff in 2017. To our knowledge, no material changes have been made to these disclosures since that time. We also would note that, as part of the Fund Adoption, the portfolio managers of the Acquiring Series will be the same portfolio managers of the Acquired Stadion Funds.

In sum, we believe that Registrant’s request for selective review is clearly supported by the rationale and purpose behind the Selective Review Guidance. As described above, the vast majority of the disclosures are substantially the same as the disclosures contained in Registrant’s two prior post-effective amendments to its Registration Statements reviewed by the Staff with the differences being limited to the items noted above. A selective review of Post-Effective Amendment No. 14 will enable Registrant to furnish proxy materials to shareholders of the Acquired Stadion Funds in a prompt manner, which is important now that the Fund Adoption has been publicly announced, and will reduce unnecessary expenditures. A selective review also will preserve precious Staff time.

Registrant hereby requests a review of Post-Effective Amendment No. 14 limited to the investment objectives and principal investment strategies disclosure of the Acquiring Series. In any event, we would greatly appreciate receiving the Staff's comments as soon as practicable given the context.

Please direct any comments or questions to the undersigned at (202) 737‑8833.

Sincerely,

/s/ Robert M. Kurucza
    Robert M. Kurucza
Attachment

1 Registrant also filed an annual update to its Registration Statement, Post-Effective Amendment No. 11, on September 30, 2020 in which Registrant addressed, as relevant, the Staff’s disclosure comments made in its review of Post-Effective Amendment No. 5, that were adopted by Registrant.